Available For Sale Financial Assets - Additional Information (Details) ¥ in Millions, $ in Millions		1 Months Ended
	Dec. 07, 2017 shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2017 USD ($) shares	Mar. 31, 2018 shares
Disclosure Of Financial Assets [Line Items]
Number of shares issued in the merger				24,757,517
Amount tranferred under bonus shares waiver | ¥		¥ 1
Ordinary Shares
Disclosure Of Financial Assets [Line Items]
Number of shares issued in the merger				97,318,238
Fully paid ordinary shares as stock dividend to shareholders	255,185,879
Fully paid ordinary shares as stock dividend to other than related party	88,726,036
SpotifyTechnologySA [member] | Ordinary Shares
Disclosure Of Financial Assets [Line Items]
Number of ordinary shares subscribed		8,552,440	8,552,440
Share subscription percentage of shares issued		4.92%	4.92%
Ordinary shares subscribed value		¥ 7,547	$ 1,142
Number of shares issued in the merger		282,830,698	282,830,698
Percentage of ownership interest in related party tranferred to shareholders		50.00%	50.00%
Ownership interest in related party tranferred to shareholders value | ¥		¥ 3,774